16. Stock options	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stock options

2014 Officers’ Stock Option and Incentive Plan

Effective November 22, 2014, the Company entered into a stock option contract with a Business Development Manager of Yixing Pact Environmental Technology Co., Ltd, granting the optionee the right to purchase 20,692 Ordinary Shares, 1% of the Company’s issued and outstanding shares, at an exercise price of $3.484 per share. The exercise price was determined by the average closing price of the Company’s as reported by NASDAQ for a ten day period prior to the end of the Business Development Manager’s probationary period on November 22, 2014, the effective date of the stock option contract. The stock options granted are exercisable three years after the effective date and terminate five years after the effective date. In the event of the optionee’s termination, except for his resignation, the options may be exercisable within three months of the termination. In the event of optionee’s death, retirement or disability, he or his legal representative shall have up to one year to exercise the option.

The Company estimate the fair value of the options granted under the Binomial pricing model.

Changes in outstanding options under various plans mentioned above were as follows:

	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	20,692	3.44	-	-	-	-
Granted	-	-	20,692	3.44	-	-
Cancelled/Expired	-	-	-	-	-	-
Exercised	-	-	-	-	-	-

Outstanding, end of year	20,692	3.44	20,692	3.44	-	-

Exercisable, end of year	-	-	-	-	-	-

As of December 31, 2015, there were 20,692 options outstanding. (2014: 20,692 options and 2013: Nil)

As of December 31, 2015 and 2014, there was no unrecognised stock-based compensation expense related to unvested stock options.

The Group adopted the provisions of ASC 718-10, which requires us to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

The Binomial option-pricing model is used to estimate the fair value of the options granted. This requires the input of subjective assumptions, including the expected volatility of stock price, expected option term, expected risk-free rate over the expected option term and expected dividend yield rate over the expected option term.  Because changes in subjective input assumptions can materially affect the fair value estimate, in directors’ opinion, the existing model may not necessarily provide a realisable measure of the fair value of the stock options. Expected volatility is based on historical volatility in the 180 days prior to the issue of the options. Expected option term and dividend yield rate are based on historical trends. Expected risk-free rate is based on US Treasury securities with similar maturities as the expected terms of the options at the date of grant.